Branden T. Burningham

Attorney at Law

455 East 500 South, Suite 205

Salt Lake City, Utah 84111

ADMITTED IN UTAH AND CALIFORNIA              TELEPHONE:  (801) 363-7411

                                             FACSIMILE:  (801) 355-7126

May 25, 2007

Daniel L. Gordon, Branch Chief

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Re:

Zaldiva, Inc., a Florida corporation (the “Company”)

Annual Report on Form 10-KSB-A1 for the fiscal year ended September 30, 2006

Quarterly Report on Form 10-QSB-A1 for the quarterly period ended December 31, 2006

Commission File No. 0-49652

Dear Mr. Gordon:

Attached hereto are the above-referenced Forms, which have been prepared in response to your comment letter dated March 2, 2007. Each of the numbered paragraphs below corresponds to the same numbered paragraph in your letter.

1.

Please revise your MD&A to discuss any known trends, events or uncertainties that have had or that are reasonably expected to have a material impact on the net sales or revenues or income from continuing operations and the causes for any material changes from period to period in one or more line items of the financial statements.  Refer to Item 303(b)(1) of Regulation S-B.

Please see the indicated language under the heading “Results of Operations” of the MD&A sections of both amended filings.

2.

Please revise to provide additional disclosure regarding the possible effects of the conditions giving rise to the substantial doubt about Zaldiva’s ability to continue as a going concern, management’s evaluation of the significance of the conditions and any mitigating factors, possible discontinuance of operations, and management’s future plans.

Please see the indicated language under the heading “Liquidity” of the MD&A sections of both amended filings.

3.

Please revise the explanatory paragraph to use the phrase “substantial doubt about its inability to continue as a going concern.”  For reference see paragraphs 12-13 of AU Section 341.

The explanatory paragraph has been revised as indicated.

4.

The 800,000 Series A Preferred shares are convertible into the Company’s common shares at a price equal to 85% of the average closing bid price of the common shares for the five trading days preceding the conversion date.  Due to this fact the preferred shares are convertible into a variable amount of common shares at a fixed value of approximately $940,000 or 17.5%.  It appears that the preferred shares should be recorded as a liability and the difference in the value of the preferred stock and the potential common stock should be recorded as interest expense.  For reference see paragraph 12(a) of SFAS 150.

The requested change has been made as indicated in the Company’s Balance Sheet and Statements of Operations.  See also Note B to the Company’s audited financial statements for the accounting treatment of the preferred shares and dividends.

5.

Please tell us how you determined the fair value of the 305,000 shares issued at a discount in June 2006 and tell us the amount of the discount.  Also, tell us the nature of the restriction and whether this transaction was with a related party.

Note B to the Company’s audited financial statements has been revised to indicate that the 305,000 “unregistered” and “restricted” shares issued in June, 2006, were issued pursuant to a warrant exercise.  Note A has also been revised to reflect the production to the potentially dilutive shares.  Footnote 3 under the heading “Recent Sales of Unregistered Securities” has also been revised accordingly.

6.

Please advise us of your basis in GAAP for not depreciating your owned building and related improvements.  In your response, tell us at what point in time the property was available and ready for use, regardless of when it was placed in service.  Also, tell us the business purpose for buying a building that you did not intend to use.

The Company purchased the building for its own use and placed the building in service in November, 2006.  Please see Note D to the Company’s audited financial statements.

7.

We note that your operations are comprised of two strategic business units which appear to exceed the quantitative thresholds of SFAS 131, paragraph 18.  In that regard, please revise to disclose the information required by paragraph 25-28 of SFAS 131 in future filings or explain to us why a revision is unnecessary.

Management believes that paragraphs 25 through 28 of SFAS 131 do not apply to the Company, as the information in question is not prepared or used by management.

8.

In future filings please remove the reference to the certifying officer’s title in the introductory paragraph as the certification is to be made in a personal capacity.  Please also remove references to “Annual report” and refer to the document as “report.”

Exhibit 31 to each of the amended filings reflects the corrections suggested in your Comment No. 8.

Also enclosed is the requested acknowledgment letter from the Company.

Please also note that Nicole Leigh van Coller has signed these filings in her new capacity as President and a director of the Company, and that Christopher Ebersole has signed in his capacity as Chief Financial Officer.

Sincerely yours,

/s/ Branden T. Burningham

Branden T. Burningham

cc:  Zaldiva, Inc.